Property and equipment (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment

	Vehicles	Office equipment	Furniture and fixtures	Buildings	Land	Total
Cost:
At January 1, 2026	$34,705	$91,524	$17,673	$—	$887,168	$1,031,070
Additions	—	13,620	1,763	57,051	123,610	196,044
Effect of foreign exchange	2,154	5,767	1,039	861	56,925	66,746
At September 30, 2026	$36,859	$110,911	$20,475	$57,912	$1,067,703	$1,293,860
Depreciation:
At January 1, 2026	$34,399	$77,170	$10,851	$—	$—	$122,420
Depreciation charge for the period	—	5,882	425	4,371	—	10,678
Effect of foreign exchange	2,134	4,752	636	(28)	—	7,494
At September 30, 2026	$36,533	$87,804	$11,912	$4,343	$—	$140,592
Net book value:
At September 30, 2026	$326	$23,107	$8,563	$53,569	$1,067,703	$1,153,268
At January 1, 2026	$306	$14,354	$6,822	$—	$887,168	$908,650

3. Property and equipment (continued)

	Vehicles	Office equipment	Furniture and fixtures	Buildings	Land	Total
Cost:
At January 1, 2025	$41,310	$77,841	$15,078	$—	$772,166	$906,395
Additions	—	3,918	790	—	24,468	29,176
Disposals	(11,260)	—	—	—	—	(11,260)
Effect of foreign exchange	4,655	9,765	1,805	—	90,534	106,759
At December 31, 2025	$34,705	$91,524	$17,673	$—	$887,168	$1,031,070
Depreciation:
At January 1, 2025	$41,039	$64,471	$9,288	$—	$—	$114,798
Depreciation charge for the year	—	4,546	461	—	—	5,007
Effect of foreign exchange	4,620	8,153	1,102	—	—	13,875
Disposals	(11,260)	—	—	—	—	(11,260)
At December 31, 2025	$34,399	$77,170	$10,851	$—	$—	$122,420
Net book value:
At December 31, 2025	$306	$14,354	$6,822	$—	$887,168	$908,650
At January 1, 2025	$271	$13,370	$5,790	$—	$772,166	$791,597